Credit facility	12 Months Ended
Dec. 31, 2023
Disclosure Of Credit Risk [Abstract]
Credit facility
11.
Credit facility

The credit facility consists of a $60,000 senior secured credit facility maturing on July 2, 2025. The credit facility is subject to variable interest rates that reference the Secured Overnight Financing Rate (“SOFR”), or under certain conditions, the Federal Funds Rate in effect. On December 16, 2021, the Company amended its credit facility to lower the effective interest rate from a maximum of LIBOR plus 9%, to LIBOR plus 8%. In June 2023, this was transitioned to SOFR plus 8% upon the cessation of USD LIBOR. There is a 0.33% fee on the available but undrawn portion of the $60,000 facility. The principal and interest balance outstanding for the credit facility as at December 31, 2023 was $49,405 (December 31, 2022 – $46,180). Refer to Note 24 for details on the reform of major interest rate benchmarks.

The credit facility is subject to certain covenants and events of default. As at December 31, 2023 and December 31, 2022, the Company was in compliance with these covenants. Interest expense on the credit facility is included in credit facility interest expense in the consolidated statements of operations and comprehensive income (loss).

Interest expense on the credit facility for the year ended December 31, 2023 of $6,064 (December 31, 2022 – $4,640) is included in credit facility interest expense in the consolidated statements of operations and comprehensive income (loss).

The Company has provided its senior lenders with a general security interest in all present and after acquired personal property of the Company, including certain pledged financial instruments, cash and cash equivalents.

	As at
	December 31, 2023	December 31, 2022

Credit facility - funds drawn	49,405	46,180

The Company has pledged financial instruments as collateral against its credit facilities. Under the terms of the general security agreement, assets pledged as collateral primarily include loans receivable with a carrying amount equal to $61,717 (December 31, 2022 – $56,841) and cash and cash equivalents with a balance of $316 (December 31, 2022 – $288).